Trade and Miscellaneous Receivables and Other Current Assets - Schedule on Impacts By Adoption Of IFRS 9 and IFRS 15 (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of trade and miscellaneous receivables and other current assets amount [line items]
Amounts due on construction contracts	€ 55	€ 34	€ 34
Trade receivables
Receivables from customers	2,290	2,387	2,528
Receivables from other telecommunications operators	1,037	966	972
Trade receivables	3,327	3,353	3,500
Miscellaneous receivables (current)
Other receivables	424	645	645
Other current assets
Activities deriving from contracts (Contract Assets)	46	35
Deferred contract costs	634	541
Other cost deferrals	220	246
Trade and miscellaneous prepaid expenses			780
Other current assets		822	780
Total	4,706	€ 4,854	€ 4,959
IFRS 15 Reclassification [member]
Other current assets
Deferred contract costs	594
Other cost deferrals	246
Trade and miscellaneous prepaid expenses	(780)
Other current assets	60
Total	60
IFRS 9 Adjustments [member]
Trade receivables
Receivables from customers	(141)
Receivables from other telecommunications operators	(6)
Trade receivables	(147)
Other current assets
Total	(147)
IFRS 15 adjustments [member]
Other current assets
Activities deriving from contracts (Contract Assets)	35
Deferred contract costs	(53)
Other current assets	(18)
Total	€ (18)